Average Annual Total Returns - FidelityGrowthCompanyFund-RetailPRO - FidelityGrowthCompanyFund-RetailPRO - Fidelity Growth Company Fund	Jan. 28, 2023
Fidelity Growth Company Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(33.78%)
Past 5 years	12.45%
Past 10 years	16.04%
Fidelity Growth Company Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(34.85%)
Past 5 years	10.62%
Past 10 years	14.41%
Fidelity Growth Company Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(19.25%)
Past 5 years	10.09%
Past 10 years	13.39%
RS007
Average Annual Return:
Past 1 year	(28.97%)
Past 5 years	10.45%
Past 10 years	13.75%